Note 8 - Stock Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2017	116,280	2.08
Granted	-	-
Vested	-	-
Forfeited	(4,036)	2.78
Unvested on June 30, 2017	112,244	2.05